Non-controlling interests - Schedule of ownership interests in subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Ownership interests in subsidiaries
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 7,739,935	$ 1,060,366	¥ 8,116,624	¥ 6,298,816
Increase(decrease) in the Company's additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	(283,892)		(8,732)	2,453
Capital contributions from(to) non-controlling interests shareholders	8,297		(10,630)	6,761
Net transfers from(to) non-controlling interests shareholders	(275,595)		(19,362)	9,214
Changes to net income attributable to Vipshop Holdings Limited's shareholders, transfers from(to) non-controlling interests	¥ 7,464,340		¥ 8,097,262	¥ 6,308,030